Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade accounts receivable	$ 206,674	$ 209,114
Allowance for doubtful accounts	(569)	(540)	$ (1,561)	$ (1,617)
Notes and accounts receivable, net	$ 206,105	$ 208,574